EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
In connection with the Spin-Off, all of the outstanding shares of the Company’s Common Stock were distributed to AFC’s shareholders of record as of the close of business on July 8, 2024 and AFC’s shareholders received one share of the Company’s Common Stock for every three shares of AFC common stock held. As a result, on July 9, 2024, the Company had 6,889,032 shares of Common Stock outstanding. This share amount is utilized for the calculation of basic and diluted earnings per share for all periods presented prior to the Spin-Off. For periods prior to the Spin-Off, there were no dilutive equity instruments, as there were no equity awards of the Company outstanding prior to the Spin-Off. After the Spin-Off, actual outstanding shares are used to calculate both basic and diluted weighted average number of common shares outstanding.
The following information sets forth the computations of basic and diluted weighted average earnings per common share for the three and nine months ended September 30, 2024 and for the period from August 28, 2023 to September 30, 2023:

	Three months ended September 30,	Period from August 28, 2023 to September 30,	Nine months ended September 30,	Period from August 28, 2023 to September 30,
	2024	2023	2024	2023

Net income attributable to common shareholders	$1,738,363	$7,767	$5,014,451	$7,767
Divided by:
Basic weighted average shares of common stock outstanding	6,800,500	6,889,032	6,800,500	6,889,032
Weighted average unvested restricted stock	25,405	—	25,405	—
Diluted weighted average shares of common stock outstanding	6,825,905	6,889,032	6,825,905	6,889,032
Basic weighted average earnings per common share	$0.26	$—	$0.74	$—
Diluted weighted average earnings per common share	$0.25	$—	$0.73	$—
Diluted earnings per common share was computed using the treasury stock method for restricted stock. Diluted weighted average earnings per common share excluded 33,998 and 33,998 weighted average unvested restricted stock due to anti-dilutive effect for the three and nine months ended September 30, 2024, respectively, and zero for the period from August 28, 2023 to September 30, 2023.